FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - foreign exchange rate exposure (Details)	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$)	5.5805
Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$)	6.9756
Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$)	4.1854
Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$)	8.3708
Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$)	2.7903
Currency Risk | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$)	5.5805
Currency Risk | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage increase (decrease) in foreign exchange rate	25.00%
Currency Risk | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage increase (decrease) in foreign exchange rate	50.00%
Currency Risk | Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	R$ 13,411,978,000
Currency Risk | Cash and cash equivalents | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	3,352,995,000
Currency Risk | Cash and cash equivalents | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	6,705,989,000
Currency Risk | Marketable securities | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	2,394,667,000
Currency Risk | Marketable securities | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	598,667,000
Currency Risk | Marketable securities | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	1,197,333,000
Currency Risk | Trade accounts receivable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	5,043,453,000
Currency Risk | Trade accounts receivable | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	1,260,863,000
Currency Risk | Trade accounts receivable | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, assets	2,521,727,000
Currency Risk | Trade accounts payable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(605,557,000)
Currency Risk | Trade accounts payable | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(151,389,000)
Currency Risk | Trade accounts payable | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(302,779,000)
Currency Risk | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(65,972,300,000)
Currency Risk | Loans and financing | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(16,493,075,000)
Currency Risk | Loans and financing | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(32,986,150,000)
Currency Risk | Liabilities for asset acquisition and associates | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(273,179,000)
Currency Risk | Liabilities for asset acquisition and associates | Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	(68,295,000)
Currency Risk | Liabilities for asset acquisition and associates | Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity, liabilities	R$ (136,590,000)
Currency Risk | Mark-to-Market Derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$)	5.5805	5.1967
Percentage increase (decrease) in foreign exchange rate	7.39%
Maximum percentage exposure in U.S. Dollars	75.00%
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	R$ (6,692,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(41,779,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	41,779,000
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(83,558,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	83,558,000
Currency Risk | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(187,811,000)
Currency Risk | Derivative options | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(4,343,120,000)
Currency Risk | Derivative options | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	4,611,279,000
Currency Risk | Derivative options | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(10,141,893,000)
Currency Risk | Derivative options | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	10,611,424,000
Currency Risk | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(6,357,678,000)
Currency Risk | Derivative swaps | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(4,361,283,000)
Currency Risk | Derivative swaps | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	4,361,279,000
Currency Risk | Derivative swaps | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(8,722,564,000)
Currency Risk | Derivative swaps | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	R$ 8,722,560,000